Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity

A summary of Holdings’ stock option activity as of December 31, 2016 and changes during the year then ended is presented below:

	2016
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In whole shares)			(In millions)
Outstanding — beginning of year	60,000	$19.41
Granted	—	—
Exercised	(22,000)	19.60
Canceled or expired	—	—

Outstanding — end of year	38,000	$19.30	1.1 years	$0.9

Options exercisable	38,000	$19.30	1.1 years	$0.9

Summary of restricted share activity

A summary of Holdings’ restricted share activity for the three months ended March 31, 2017 is as follows:

	2017
	Time-Based		Performance-Based
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
	(In whole shares)		(In whole shares)
Outstanding - beginning of year	216,916	$36.94	165,000	$34.78
Granted	15,500	42.60	—	—
Vested	(9,499)	35.13	(55,000)	34.78
Performance-based to time-based (a)	110,000	34.78	(110,000)	34.78
Canceled or expired	(2,000)	37.87	—	—

Outstanding - end of period	330,917	$36.53	—	$—

(a)	During the first quarter of 2017, 55,000 of the performance-based restricted shares granted in 2016 fully vested based on the achievement of the performance criteria. In accordance with the grant agreements, the remaining 110,000 shares became time-based, vesting over the remaining two years of the requisite service period.

A summary of Holdings’ restricted share and performance share activity for the year ended December 31, 2016 is as follows:

	2016
	Time-Based		Performance-Based
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
	(In whole shares)		(In whole shares)
Outstanding — beginning of year	208,429	$36.61	120,000	$48.72
Granted (a)	58,570	30.72	165,000	34.78
Vested	(126,083)	41.00	(40,000)	48.72
Performance- to time-based (b)	80,000	48.72	(80,000)	48.72
Canceled or expired	(4,000)	36.34	—	—

Outstanding — end of year	216,916	$36.94	165,000	$34.78

(a)	Included in the granted amount are 6,020 restricted share units
(b)	During the second quarter of 2016, 40,000 of the performance-based restricted shares granted in 2015 fully vested based on achievement of the performance criteria. In accordance with the grant agreements, the remaining 80,000 shares became time-based, vesting over the remaining two years of the requisite service period.